INCOME TAXES (Schedule of Tax Balances) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax assets/(liabilities)		₪ (3,750)		₪ 862
Deferred tax assets/liabilities		818		₪ 2,882		₪ 503
US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax assets/(liabilities)		₪ (1,085)
Deferred tax assets/liabilities | $	$ 237		$ 833		$ 146